MINERAL PROPERTIES (Details Narrative) (USD $)	0 Months Ended	12 Months Ended			27 Months Ended
	Aug. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Jun. 30, 2014	Jun. 30, 2013	Apr. 05, 2012	Mar. 31, 2012	Feb. 29, 2012
Extractive Industries [Abstract]
Unpatented Lode Mining Claims Owned				489				84	283
Unpatented Millsites Owned								118
Cash paid for acquisition	$ 12,000,000			$ 550,000
Royalty Acquired							2.00%
Acres of Property				9,700			13,300
Additional expenditures with Mineral Lease							750,000
Required annual expenditure on exploration					500,000
Operating Leases, Future Minimum Payments Due		106,753				84,446	10
Rental payments, percentage increase per year					5.00%
Incurred costs in excess		2,000,000
Stock Issued During Period, Shares, Purchase of Assets		10,000,000
Warrants Issued for purchase of assets or interest		500,000
Warrant Exercise Price		$ 0.60
Common shares							10,000,000
Common shares, price per share							$ 0.46
Common shares, Value							$ 4,600,000
Volatility of stock		103.00%	106.00%
Expected term of stock		2 years